Revenue (Disaggregation of revenue) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 1,316	$ 1,329	$ 2,671	$ 2,574
Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,240	1,200	2,490	2,402
Equipment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	78	130	184	174
Operating Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,318	1,330	2,674	2,576
Intersegment Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	(2)	(1)	(3)	(2)
Wireless [Member] | Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	169	134	336	261
Wireless [Member] | Equipment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	78	130	184	174
Wireless [Member] | Operating Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	247	264	520	435
Wireline [Member] | Service [Member] | Consumer [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	923	926	1,859	1,861
Wireline [Member] | Service [Member] | Business [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	148	140	295	280
Wireline [Member] | Operating Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 1,071	$ 1,066	$ 2,154	$ 2,141